Investment Income - Summary of Investment Income (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest income
Financial assets at amortized cost	¥ 234,431	¥ 341,617	¥ 479,043
Financial assets purchased under reverse repurchase agreements	0	76,737	83,763
Interest income	234,431	418,354	562,806
Realized gains
Financial assets at fair value through profit or loss	1,013,049	1,099,568	991,437
Financial assets at amortized cost	0		80,866
Realized gains	1,013,049	1,099,568	1,072,303
Net change in unrealized gains/(losses)
Financial assets at fair value through profit or loss	(197,027)	(212,297)	(483,356)
Investment income	¥ 1,050,453	¥ 1,305,625	¥ 1,151,753